Other liabilities - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 1,219	£ 1,589
Later than one year
OTHER LIABILITIES (Details) - Schedule of Other Liabilities [Line Items]
Lease liabilities	£ 898	£ 1,305